Leases (Maturities of lease liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases
2022	$ 46,763
2023	49,679
2024	46,725
2025	12,393
2026	6,850
Thereafter	30,824
Total lease payments	193,234
Less imputed interest	(19,639)
Present value of lease liabilities	173,595	$ 49,423
Finance leases
2022	12,361
2023	12,361
2024	12,361
2025	12,361
2026	12,361
Thereafter	185,843
Total lease payments	247,648
Less imputed interest	(107,185)
Present value of lease liabilities	$ 140,463	$ 110,700